Summary of Significant Accounting Policies (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) segment customer $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 23, 2024	Mar. 28, 2024 USD ($)	Nov. 23, 2023 $ / shares	Nov. 21, 2023 USD ($) $ / shares
Summary of Significant Accounting Policies
Number of operating segments | segment				2
Transaction expenses		$ 980,807	$ 16,059	$ 1,007,145	$ 57,345
Conversion price (in dollars per share) | $ / shares		$ 2.00		$ 2.00							$ 10.00
Preferred stock, conversion rate (in dollars per share) | $ / shares		$ 2.00		$ 2.00
Total Goodwill		$ 59,900,694		$ 59,900,694
Aggregate principal amount									$ 224,000
Warrants Outstanding | shares		12,256,999		12,256,999
Allowance for credit losses	$ 1,696,553			$ 1,696,553
Allowance for doubtful accounts		$ 1,741,238		1,741,238		$ 32,457
Allowance for expected credit losses		12,227	$ 4,410	21,428	22,718	32,457
Fixed asset recognition threshold				1,000
Impairment charges				0	$ 0
Cash equivalents		0		0		0
Developed technology
Summary of Significant Accounting Policies
Fair value		$ 10,000,000		$ 10,000,000
Estimated useful lives		5 years		5 years
Customer list, net
Summary of Significant Accounting Policies
Fair value		$ 2,100,000		$ 2,100,000
Estimated useful lives		10 years		10 years
Public Warrants
Summary of Significant Accounting Policies
Warrants Outstanding | shares		11,500,000		11,500,000
Private Warrants
Summary of Significant Accounting Policies
Warrants Outstanding | shares		557,000		557,000
Series A Preferred Stock
Summary of Significant Accounting Policies
Preferred stock, conversion rate (in dollars per share) | $ / shares	$ 2	$ 10.00		$ 10.00
Additional Bridge Notes
Summary of Significant Accounting Policies
Conversion price (in dollars per share) | $ / shares											$ 10.00
Aggregate principal amount											$ 150,000
ELOC
Summary of Significant Accounting Policies
Conversion price (in dollars per share) | $ / shares											$ 10
Maximum value of shares agreed to be purchased											$ 50,000,000
Aggregate principal amount	$ 500,000										$ 500,000
Shares issuable											19.90%
Floor price of share | $ / shares										$ 2.00
Stock Options
Summary of Significant Accounting Policies
Anti-dilutive shares outstanding | shares		803,646		803,646
Office and medical equipment
Summary of Significant Accounting Policies
Useful life		3 years		3 years
Minimum | Office, medical equipment, and furniture
Summary of Significant Accounting Policies
Useful life		3 years		3 years
Maximum | Office, medical equipment, and furniture
Summary of Significant Accounting Policies
Useful life		10 years		10 years
Subscription services
Summary of Significant Accounting Policies
Term of contract				12 months
Notice period for cancelation of contract				30 days
Service contracts with hospitals or hospital systems, physician practice groups, and other users | Minimum
Summary of Significant Accounting Policies
Term of contract				2 years
Service contracts with hospitals or hospital systems, physician practice groups, and other users | Maximum
Summary of Significant Accounting Policies
Term of contract				3 years
Telehealth and Institutional Services
Summary of Significant Accounting Policies
Number of top customers | customer				2
IDoc Virtual Telehealth Solutions, Inc
Summary of Significant Accounting Policies
Transaction expenses						358,471	$ 587,852
Total Goodwill						0	95,076
Aggregate principal amount						200,000
Allowance for doubtful accounts						1,576,415	1,038,956
Allowance for expected credit losses						$ 534,460	784,519
Estimated useful lives						5 years
IDoc Virtual Telehealth Solutions, Inc | Minimum
Summary of Significant Accounting Policies
Minimum expected performance period						3 years
Useful life						3 years
IDoc Virtual Telehealth Solutions, Inc | Maximum
Summary of Significant Accounting Policies
Useful life						10 years
VSee Lab, Inc
Summary of Significant Accounting Policies
Transaction expenses						$ 86,799	216,025
Allowance for doubtful accounts						32,457	0
Allowance for expected credit losses						$ 32,457	$ 15,131
Useful life						3 years
VSee Lab, Inc
Summary of Significant Accounting Policies
Ownership percentage		100.00%		100.00%
IDoc Virtual Telehealth Solutions, Inc
Summary of Significant Accounting Policies
Ownership percentage		100.00%		100.00%
Encompass Healthcare Billing, LLC
Summary of Significant Accounting Policies
Ownership percentage		100.00%		100.00%
Encompass Healthcare Billing, LLC | IDoc Virtual Telehealth Solutions, Inc
Summary of Significant Accounting Policies
Ownership percentage						100.00%
This American Doc
Summary of Significant Accounting Policies
Ownership percentage								53.80%